GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss	$ 12,537,472	$ (4,464,079)
Net cash outflows from operations	2,054,680	653,107
Aspire Biopharma Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss	1,309,872	359,070
Net cash outflows from operations	$ 265,186	$ (11,136)